Convertible Promissory Notes and Notes Payable (Details 1)	Jun. 30, 2024 USD ($)
Cygnet Subsidiary Note Payable [Member]
2025	$ 5,447,565
2026	0
Future payments, notes payable	5,447,565
Note original discount and related fees and costs	0
Future payments on notes payable, net	5,447,565
Notes Payable [Member]
2025	2,634,538
2026	560,000
Future payments, notes payable	3,194,538
Note original discount and related fees and costs	(2,571)
Future payments on notes payable, net	3,191,967
Related Party Notes Payable [Member]
2025	0
2026	500,000
Future payments, notes payable	500,000
Note original discount and related fees and costs	0
Future payments on notes payable, net	500,000
Total Debt [Member]
2025	8,082,103
2026	2,610,000
Future payments, notes payable	10,692,103
Note original discount and related fees and costs	(2,571)
Future payments on notes payable, net	10,689,532
Convertible Notes [Member]
2025	0
2026	1,550,000
Future payments, notes payable	1,550,000
Note original discount and related fees and costs	0
Future payments on notes payable, net	$ 1,550,000